Real Estate	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Real Estate [Abstract]
Real Estate

NOTE 3.Real Estate

2026 Real Estate Investment Acquisitions

JV Buyout

In January 2026, the Company acquired its JV partner’s 46.5% interest in SH 2019 Ventures, LLC (the “JV”) for $312 million (the “JV Buyout”). As a result of the JV Buyout, the Company began consolidating the 19 senior housing communities, derecognized its investment in the JV, and recognized a gain upon change of control of $46 million. See Note 4 for further information. The fair value of the senior housing communities was based on a market approach, utilizing an agreed-upon contractual sales price, which is considered to be a Level 3 measurement within the fair value hierarchy.

Subsequent to the completion of this acquisition, the Company entered into agreements to transition the management of certain of these senior housing communities from Brookdale Senior Living (“Brookdale”) to Ciel Senior Living and Pegasus Senior Living (the “operator transition”). In connection with the operator transition, during the three months ended March 31, 2026, the Company incurred a termination fee of $2.5 million to Brookdale, which is recognized within transaction costs on the Combined and Consolidated Statements of Operations.

Senior Housing Acquisitions

The following table summarizes senior housing communities acquired during the nine months ended September 30, 2026, excluding the JV Buyout discussed above:

			Purchase Price
Acquisitions Closed During the Three Months Ended	State	Number of Properties	(in millions)
March 31, 2026
	Georgia	2	$240
	Florida	3	119
	Washington	1	41
June 30, 2026
	Washington	1	53
	Arizona	1	52
September 30, 2026
	Georgia	3	425
	Various(1)	9	398
	Florida	4	190
	Various(2)	8	150
	Florida	1	149
	Various(3)	3	123
	Illinois	1	105
	South Carolina	1	81
	Kentucky	1	50
	Colorado	1	47
	Colorado	1	35

(1)Includes communities located in Illinois, Indiana, Kentucky, Missouri, Nebraska, and South Carolina.

(2)Includes communities located in New Mexico and Texas.

(3)Includes communities located in Kentucky and Missouri.

The Company completed $432 million of acquisitions subsequent to September 30, 2026, which included seven senior housing communities.

Dispositions of Real Estate

During the three months ended June 30, 2026, the Company sold one senior housing community for $23 million, resulting in a gain on sale of $4 million.

Impairment Charges

During the three and nine months ended September 30, 2026 and 2025, the Company did not recognize any impairment charges.

Held for Sale

As of September 30, 2026 and December 31, 2025, there were no assets classified as held for sale.

Casualty-Related Charges

During the three and nine months ended September 30, 2025, the Company recognized casualty-related charges of $26 thousand and $6 million, respectively, which were primarily related to mitigation and other charges incurred related to damages caused by Hurricane Milton. During the three and nine months ended September 30, 2026, the Company recognized casualty-related recoveries of

$352 thousand and $6 million, respectively, primarily related to past hurricanes. Casualty-related recoveries (charges) are recognized in other income (expense), net in the Combined and Consolidated Statements of Operations. As of September 30, 2026 and December 31, 2025, the Company had an outstanding insurance receivable balance of $1 million and $12 million, respectively (see Note 6).

NOTE 3.    Real Estate

Construction Activities

Capital Expenditures

During the years ended December 31, 2025 and 2024, the Company’s capital expenditure additions were $125 million and $72 million, respectively.

Dispositions of Real Estate

There were no dispositions of real estate during the year ended December 31, 2025. During the three months and year ended December 31, 2024, the Company sold a portfolio comprised of a land parcel and various vacant buildings on certain campuses for $12 million, resulting in total loss on sales of $16 million.

Impairment Charges

During the years ended December 31, 2025 and 2024, the Company did not recognize any impairment charges.

Casualty-Related Charges

During the year ended December 31, 2025, the Company recognized $2 million of casualty- related recoveries related to prior claims for Hurricane Milton. During the year ended December 31, 2024, the Company recognized $32 million of casualty-related charges, which were primarily related to damages as a result of Hurricane Milton. Casualty-related recoveries (charges) are recognized in other income (expense), net in the Combined and Consolidated Statements of Operations. As of December 31, 2025 and 2024, the Company recognized insurance receivables of $12 million and $20 million, respectively, for amounts in excess of the related deductibles (see Note 6).